COSTS AND EXPENSES BY NATURE (Details) - Schedule of restructuring activities expenses - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of restructuring activities expenses [Abstract]
Fair value adjustment of fleet available for sale		$ 331,522
Rejection of aircraft lease contract		269,467
Employee restructuring plan	[1]	290,831
Legal and financial advice		76,541
Others		21,648
Total		$ 990,009

[1]	See note 2.1, letter c.